Accounts Payable and Accrued Expenses (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade payables	$ 3,043,250	$ 1,434,166	$ 1,175,023
Accrued compensation and benefits	1,044,808	833,141	227,323
Accrued professional fees	175,950	156,205	194,658
Accrued interest	1,875	750	86,100
Other payables	910,890	388,109	166,029
Total	$ 5,176,773	$ 2,812,371	$ 1,849,133